INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Total equity method investments	$ 3,278		$ 3,243
Non-current restricted investments	35		51
Time deposit maturities, next rolling 12 months	829
Interest receivable	9
Skeena
Investments
Payments to acquire property, plant, and equipment	$ 20
Pueblo Viejo Mine
Investments
Ownership interest (as a percent)	40.00%
Interest receivable	$ 8		3
Nueva Union Project
Investments
Ownership interest (as a percent)	50.00%
Norte Abierto Project
Investments
Ownership interest (as a percent)	50.00%
Maverix Metals Inc.
Investments
Ownership interest (as a percent)	28.50%
MARA Investment
Investments
Ownership percentage (as a percent)		18.75%		18.75%
Marketable debt securities
Investments
Non-current restricted investments	$ 27		35
Other assets
Investments
Non-current restricted investments	8		16
Warrants | Maverix Metals Inc.
Investments
Marketable and other equity securities	8
Investments - current
Investments
Time deposits and other investments	846		0
Marketable equity securities, current	34		82
Short-term investments	880		82
Investments - current | MARA Investment
Investments
Marketable equity securities, current	62
Investments - noncurrent
Investments
Marketable and other equity securities, noncurrent	226		307
Equity method investments	3,052		2,936
Total equity method investments	3,278		3,243
Investments - noncurrent | Pueblo Viejo Mine
Investments
Equity method investments	1,435		1,320
Investments - noncurrent | Nueva Union Project
Investments
Equity method investments	956		950
Investments - noncurrent | Norte Abierto Project
Investments
Equity method investments	518		505
Investments - noncurrent | Maverix Metals Inc.
Investments
Equity method investments	143		160
Investments - noncurrent | Other
Investments
Equity method investments	$ 0		$ 1